Earnings Per Share - Computation of Basic and Diluted Loss Per Common Share (Parenthetical) (Detail)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended			0 Months Ended		9 Months Ended
	Sep. 27, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Oct. 02, 2013	Sep. 26, 2013 Legacy Common Stock	Jul. 31, 2013 Legacy Common Stock	Dec. 31, 2013 Common Stock
Computation Of Earnings Per Share Line Items
Shares issued pursuant to plan of reorganization	1,810,000,000
Common stock, shares outstanding		9,050,000		9,050,000		9,050,000					9,050,000		21,247,225
Weighted average number of shares of common stock outstanding		9,050,000	21,247,000	9,050,000	21,247,000	16,989,000	[1]	21,247,000	21,247,000	21,248,000		21,247,000		9,050,000

[1]	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.